EXHIBIT 99.7

Clarifii rating agency grades detail report

Redaction ID	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
985834	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE9996	2026-04-06 14:28	2026-04-06 14:32	Waived	2 - Non-Material	C	B	Credit	Eligibility	Condo does not meet requirements	Waived-Originator waiver applied to non-material finding with compensating factors - Due Diligence Vendor-04/06/2026 Open-Investor Concentration is greater than 50%. - Due Diligence Vendor-04/06/2026		Waived-Originator waiver applied to non-material finding with compensating factors - Due Diligence Vendor-04/06/2026	DSCR % greater than 1.20 - DSCR % greater than 1.20. Min is 0 Borrower has 1.352 Required is 0 Borrower has 1.352 LTV is less than guideline maximum - LTV is less than guideline maximum. LTV is 75 Borrower has 67.95 Required is 75 Borrower has 67.95 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 785 Required is 660 Borrower has 785	DSCR ratio is above 1.13%. Reserves from proceeds are greater than 12 months.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	8507034
985834	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1441	2026-02-14 16:05	2026-04-06 14:10	Waived	2 - Non-Material	C	B	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Waived-Originator exception applied to non-material finding with comp factors. - Due Diligence Vendor-03/03/2026
Ready for Review-Document Uploaded.  - Seller-03/02/2026
Counter-Screen shot reflecting a waiver was granted, however it does not reflect what the waive is for. Finding remains.  - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. Exception listed on upper right-hand side. - Seller-02/26/2026
Counter-Please provide the exception approval.  - Due Diligence Vendor-02/25/2026
Ready for Review-XXXX has provided a pricing exception for this issue in order to clear. - Seller-02/23/2026
																							Open-Delinquent Credit History Does Not Meet Guideline Requirements Civil Court Search Report provide reflects a tax lien filed XXXX to the XXXX County Tax Collector. Please provide proof this tax lien has been satisfied. - Due Diligence Vendor-02/14/2026	Ready for Review-Document Uploaded. - Seller-03/02/2026 Ready for Review-Document Uploaded. Exception listed on upper right-hand side. - Seller-02/26/2026 Ready for Review-XXXX has provided a pricing exception for this issue in order to clear. - Seller-02/23/2026	Waived-Originator exception applied to non-material finding with comp factors. - Due Diligence Vendor-03/03/2026	DSCR % greater than 1.20 - DSCR % greater than 1.20. Min is 0 Borrower has 1.352 Required is 0 Borrower has 1.352 LTV is less than guideline maximum - LTV is less than guideline maximum. LTV is 75 Borrower has 67.95 Required is 75 Borrower has 67.95 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 785 Required is 660 Borrower has 785	FICO of 785, DSCR is 1.352, LTV 67.95%.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	7623119
1004835	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
1020550	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
1021070	XXXX	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3646	2026-03-03 12:12	2026-03-20 09:53	Resolved	1 - Information	C	A	Compliance	TRID	TRID Post-Consummation Event Validation Test	Resolved-PCCD provided, finding resolved. - Due Diligence Vendor-03/20/2026
Ready for Review-Document Uploaded. Uploaded the Post Consummation CD - Seller-03/18/2026
Counter-Please provide signed copy of the final CD dated XXXX. PCCD can not be dated the same day as consummation.  - Due Diligence Vendor-03/09/2026
Ready for Review-Document Uploaded. hello, the final CD was issued on XXXX and the borrower signed the morning of XXXX. we corrected the CD on XXXX when we received the updated gift amount. please clear the finding :)  - Seller-03/06/2026
																							Open-This loan failed the TRID Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields. -----Final Cd XXXX and PC Cd XXXX were both issued on the same day. Please provide updated PC Cd. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Uploaded the Post Consummation CD - Seller-03/18/2026 Ready for Review-Document Uploaded. hello, the final CD was issued on XXXX and the borrower signed the morning of XXXX. we corrected the CD on XXXX when we received the updated gift amount. please clear the finding :) - Seller-03/06/2026	Resolved-PCCD provided, finding resolved. - Due Diligence Vendor-03/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 734 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.13		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7898921
1021070	XXXX	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	finding-4001	2026-03-03 12:12	2026-03-20 09:53	Resolved	1 - Information	C	A	Compliance	ComplianceEase	TRID Disclosure Delivery Date Validation Test	Resolved-PCCD provided, finding resolved. - Due Diligence Vendor-03/20/2026
Ready for Review-Received the final master settlement statement and generated a PCCD.  Uploaded the post consummation CD.  - Seller-03/18/2026
Counter-Please provide signed copy of the final CD dated XXXX. PCCD can not be dated the same day as consummation.  - Due Diligence Vendor-03/09/2026
Ready for Review-Document Uploaded. please waive along with the other condition. the Final CD was issued XXXX- we corrected the CD on XXXX when the gift funds were received.  - Seller-03/06/2026
																							Open-This loan failed the TRID disclosure delivery date validation test.The loan contains one of the following conditions:A revised loan estimate delivery date is before the initial loan estimate.A revised closing disclosure is before the initial closing disclosure.A closing disclosure delivery date is on or before a loan estimate delivery date.A post-consummation revised closing disclosure delivery date is on or before a closing disclosure delivery date or loan estimate delivery date. -----Final Cd XXXX and PC Cd XXXX were both issued on the same day. Please provide updated PC Cd. - Due Diligence Vendor-03/03/2026	Ready for Review-Received the final master settlement statement and generated a PCCD. Uploaded the post consummation CD. - Seller-03/18/2026 Ready for Review-Document Uploaded. please waive along with the other condition. the Final CD was issued XXXX- we corrected the CD on XXXX when the gift funds were received. - Seller-03/06/2026	Resolved-PCCD provided, finding resolved. - Due Diligence Vendor-03/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 734 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.13		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7898923
1021070	XXXX	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1491	2026-03-04 08:36	2026-03-09 17:12	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Received gift letter and title receipt of gift funds. - Due Diligence Vendor-03/09/2026 Ready for Review-Document Uploaded. - Seller-03/06/2026 Open-Asset Qualification Does Not Meet Guideline Requirements Please provide evidence source of gift funds along with gift letter and proof of wire transfer in the amount of $129,854. Entry on line L06 of the Final CD reflects the gift amount under other credits. - Due Diligence Vendor-03/04/2026	Ready for Review-Document Uploaded. - Seller-03/06/2026	Resolved-Received gift letter and title receipt of gift funds. - Due Diligence Vendor-03/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 734 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.13		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7916308
1021070	XXXX	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE0197	2026-03-04 08:38	2026-03-09 16:54	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received seller settlement statement - Due Diligence Vendor-03/09/2026 Ready for Review-Document Uploaded. - Seller-03/06/2026 Open-The Final SELLER CD/HUD is missing. - Due Diligence Vendor-03/04/2026	Ready for Review-Document Uploaded. - Seller-03/06/2026	Resolved-Received seller settlement statement - Due Diligence Vendor-03/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 734 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.13		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7916347
1025289	XXXX	XXXX	XXXX	D	A	D	A	D	A	A	A	Closed	FCRE1506	2026-03-10 08:45	2026-03-25 10:46	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-03/20/2026
Ready for Review-Since the other asset condition was removed, is this condition not based on that other condition? Please waive this condition as well. - Seller-03/19/2026
																							Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. ALT DOC - ASSET UTILIZATION - Debt Ratio Calculation: Minimum Eligible Assets required is the lower of $1,000,000 or 150% of the loan balance ($XXX needed total qualifying assets are $140,273 does not meet requirements). Removal of this income will result in excessive DTI. - Due Diligence Vendor-03/10/2026	Ready for Review-Since the other asset condition was removed, is this condition not based on that other condition? Please waive this condition as well. - Seller-03/19/2026	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-03/20/2026	LTV is less than guideline maximum - Required is 75 Borrower has 55.79 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 791			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8016533
1025289	XXXX	XXXX	XXXX	D	A	D	A	D	A	A	A	Closed	FCRE1437	2026-03-05 11:07	2026-03-16 14:36	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Located Asset Utilization dated XXXX- ASSET UTILIZATION
Asset Utilization may be used as the sole source of income for loan qualification or to supplement other income sources. When used to supplement other income sources, the minimum asset requirements under the qualification method is waived. - Due Diligence Vendor-03/16/2026
Ready for Review-Per guidelines: "Asset Utilization may be used as the sole source of income for loan qualification or to supplement other income sources. When used to supplement other income sources, the minimum asset requirements under the qualification method is waived." - Seller-03/16/2026
Counter-Received request to waive finding per guideline 1.8.12.  Review is unable to locate guideline referenced in XXXX Non-Agency dated XXXX guidelines.   - Due Diligence Vendor-03/13/2026
Ready for Review-Per UW mgmt: minimum assets requirements is waived due to guideline 1.8.12. Please waive the condition. - Seller-03/11/2026
Open-Income and Employment Do Not Meet Guidelines ALT DOC - ASSET UTILIZATION - Debt Ratio Calculation: Minimum Eligible Assets required is the lower of $1,000,000 or 150% of the loan balance ($XXX needed total qualifying assets are $140,273 does not meet requirements)
																							- Due Diligence Vendor-03/05/2026	Ready for Review-Per guidelines: "Asset Utilization may be used as the sole source of income for loan qualification or to supplement other income sources. When used to supplement other income sources, the minimum asset requirements under the qualification method is waived." - Seller-03/16/2026 Ready for Review-Per UW mgmt: minimum assets requirements is waived due to guideline 1.8.12. Please waive the condition. - Seller-03/11/2026	Resolved-Located Asset Utilization dated XXXX - ASSET UTILIZATION Asset Utilization may be used as the sole source of income for loan qualification or to supplement other income sources. When used to supplement other income sources, the minimum asset requirements under the qualification method is waived. - Due Diligence Vendor-03/16/2026	LTV is less than guideline maximum - Required is 75 Borrower has 55.79 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 791			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7944896
1025289	XXXX	XXXX	XXXX	D	A	D	A	D	A	A	A	Closed	FCRE1152	2026-03-05 09:07	2026-03-13 15:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Received clarification of re taxes considered. - Due Diligence Vendor-03/13/2026
Ready for Review-Copy of the tax bill printed from county was provided with the full file. Per UW: the tax impound is slightly overstated as the annual tax amount is XXXX for a monthly total of XXXX UW used worst-case amount indicated on the AVM. - Seller-03/12/2026
Counter-Please provide subject property tax cert  - Due Diligence Vendor-03/11/2026
Ready for Review-Please see pg. 2 of the XXXX AVM, it lists the yearly tax amount for the subj. prop as XXXX- Seller-03/10/2026
																							Open-Missing Evidence of Property Tax Unable to find tax calculation worksheet or tax cert supporting lender tax calculation. - Due Diligence Vendor-03/05/2026	Ready for Review-Copy of the tax bill printed from county was provided with the full file. Per UW: the tax impound is slightly overstated as the annual tax amount is XXXX for a monthly total of XXXX. UW used worst-case amount indicated on the AVM. - Seller-03/12/2026 Ready for Review-Please see pg. 2 of the XXXX AVM, it lists the yearly tax amount for the subj. prop as XXXX Seller-03/10/2026	Resolved-Received clarification of re taxes considered. - Due Diligence Vendor-03/13/2026	LTV is less than guideline maximum - Required is 75 Borrower has 55.79 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 791			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7941563
1025289	XXXX	XXXX	XXXX	D	A	D	A	D	A	A	A	Closed	finding-3634	2026-03-04 09:45	2026-03-11 10:17	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $0.46.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/11/2026
Ready for Review-This fee was present on the initial LE as "MERS Fee" for $25 and was present on every subsequent LE and CD that was disclosed. Where are you seeing that this fee either dropped off and/or was added on? Please provide additional info or waive the condition. - Seller-03/10/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.41.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $24.95 (MERS Registration Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $24.95, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX
- Due Diligence Vendor-03/04/2026	Ready for Review-This fee was present on the initial LE as "MERS Fee" for $25 and was present on every subsequent LE and CD that was disclosed. Where are you seeing that this fee either dropped off and/or was added on? Please provide additional info or waive the condition. - Seller-03/10/2026	Resolved-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $0.46.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/11/2026

																										LTV is less than guideline maximum - Required is 75 Borrower has 55.79 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 791			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7917855
1025289	XXXX	XXXX	XXXX	D	A	D	A	D	A	A	A	Closed	FCOM5814	2026-03-04 08:51	2026-03-11 10:08	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Closing Disclosure Deficiency	Resolved-Received signed final CD. Finding Resolved. - Due Diligence Vendor-03/11/2026 Ready for Review-Document Uploaded. - Seller-03/10/2026 Open------Final Cd is incomplete (missing page 1 of Cd). Please provide fully executed Final CD to include all pages. Additional findings may apply. - Due Diligence Vendor-03/04/2026	Ready for Review-Document Uploaded. - Seller-03/10/2026	Resolved-Received signed final CD. Finding Resolved. - Due Diligence Vendor-03/11/2026	LTV is less than guideline maximum - Required is 75 Borrower has 55.79 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 791		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7916570
1025289	XXXX	XXXX	XXXX	D	A	D	A	D	A	A	A	Closed	FCOM1233	2026-03-04 08:34	2026-03-11 10:06	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-Received copy of Final 1003. Finding Resolved. - Due Diligence Vendor-03/11/2026 Ready for Review-Document Uploaded. - Seller-03/10/2026 Open-The Final 1003 is Incomplete -----Final 1003 is incomplete (Missing pages) Section 5: Declarations page. Please provide fully executed Final 1003 (All page) - Due Diligence Vendor-03/04/2026	Ready for Review-Document Uploaded. - Seller-03/10/2026	Resolved-Received copy of Final 1003. Finding Resolved. - Due Diligence Vendor-03/11/2026	LTV is less than guideline maximum - Required is 75 Borrower has 55.79 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 791		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7916259
1042928	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
1053450	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
1053871	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1193	2026-03-23 16:30	2026-03-24 15:36	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Upon further review divider was 60 not 84 - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Per our 1008, this loan should be underwritten to XXXX guidelines... we have enclosed their guideline showing divided by 60 months - Seller-03/24/2026 Open-Audited DTI of 56.09% exceeds Guideline DTI of 50% DTI exceeds guideline limits-Lender took a 60 month average of assets instead of the 84 method for DTI asset utilization per 1008 and income worksheet. Audit also tried the non-DTI method at 60 months however this also failed. - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. Per our 1008, this loan should be underwritten to XXXX guidelines... we have enclosed their guideline showing divided by 60 months - Seller-03/24/2026	Resolved-Upon further review divider was 60 not 84 - Due Diligence Vendor-03/24/2026	Qualifying FICO score is at least 20 points above minimum for program - 792 exceeds 660 min required Required is 660 Borrower has 792 Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.95 LTV is less than guideline maximum - 49.26 below 85 max allowed Required is 80 Borrower has 49.26		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8273967
1053871	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1506	2026-03-24 09:01	2026-03-24 15:35	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Upon further review divider was 60 not 84 - Due Diligence Vendor-03/24/2026

Ready for Review-Document Uploaded. Per our 1008, this loan should be underwritten to XXXX guidelines... we have enclosed their guideline showing divided by 60 months  - Seller-03/24/2026

																							Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. DTI exceeds guideline limits-Lender took a 60 month average of assets instead of the 84 method for DTI asset utilization per 1008 and income worksheet. Audit also tried the non-DTI method at 60 months however this also failed. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Per our 1008, this loan should be underwritten to XXXX guidelines... we have enclosed their guideline showing divided by 60 months - Seller-03/24/2026	Resolved-Upon further review divider was 60 not 84 - Due Diligence Vendor-03/24/2026	Qualifying FICO score is at least 20 points above minimum for program - 792 exceeds 660 min required Required is 660 Borrower has 792 Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.95 LTV is less than guideline maximum - 49.26 below 85 max allowed Required is 80 Borrower has 49.26		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8285551
1065900	XXXX	XXXX	XXXX	B	B	A	A	A	A	B	B	Closed	FPRO0022	2026-03-30 11:57	2026-03-31 10:12	Waived	2 - Non-Material	B	B	Property	Property	FEMA disaster (Public) after appraisal without a PDI or 1004D	Waived-Public XXXX disaster after appraisal without a PDI or 1004D. XXXX Event-"XXXXX XXX XXXX" Public XXXX- Post disaster inspection completed XXXX No evidence of outstanding damage. - Due Diligence Vendor-03/30/2026		Waived-Public XXXX disaster after appraisal without a PDI or 1004D. FEMA Event-"XXXX XXX (XXXX)" Public XXXX- Post disaster inspection completed XXXX. No evidence of outstanding damage. - Due Diligence Vendor-03/30/2026	Months Reserves exceed minimum required - 73 mths reserves; 6 mths required.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	8386307